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                          COLUMBIA FUNDS SERIES TRUST

                        COLUMBIA ASSET ALLOCATION FUND II
              COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES
                             COLUMBIA CASH RESERVES
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
                           COLUMBIA GLOBAL VALUE FUND
                        COLUMBIA GOVERNMENT PLUS RESERVES
                          COLUMBIA GOVERNMENT RESERVES
                            COLUMBIA HIGH INCOME FUND
                        COLUMBIA INTERNATIONAL VALUE FUND
                          COLUMBIA LARGE CAP CORE FUND
                      COLUMBIA LARGE CAP ENHANCED CORE FUND
                          COLUMBIA LARGE CAP INDEX FUND
                          COLUMBIA LARGE CAP VALUE FUND
                   COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL GROWTH PORTFOLIO
                  COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO
                       COLUMBIA LIFEGOAL INCOME PORTFOLIO
                     COLUMBIA MARSICO FOCUSED EQUITIES FUND
                          COLUMBIA MARSICO GROWTH FUND
                COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND
                       COLUMBIA MARSICO 21ST CENTURY FUND
               COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
                    COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO
                       COLUMBIA MASTERS HERITAGE PORTFOLIO
                 COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO
                           COLUMBIA MID CAP INDEX FUND
                           COLUMBIA MID CAP VALUE FUND
                         COLUMBIA MONEY MARKET RESERVES
                COLUMBIA MULTI-ADVISOR INTERNATIONAL EQUITY FUND
                           COLUMBIA MUNICIPAL RESERVES
                      COLUMBIA NEW YORK TAX-EXEMPT RESERVES
            COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA SHORT TERM BOND FUND
                     COLUMBIA SHORT TERM MUNICIPAL BOND FUND
                        COLUMBIA SMALL CAP GROWTH FUND II
                          COLUMBIA SMALL CAP INDEX FUND
                        COLUMBIA SMALL CAP VALUE FUND II
            COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                          COLUMBIA TAX-EXEMPT RESERVES
                         COLUMBIA TOTAL RETURN BOND FUND
                           COLUMBIA TREASURY RESERVES
               COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                   (THE FUNDS)

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
 TO THE PROSPECTUSES FOR G-TRUST SHARES AND RETAIL A SHARES DATED FEBRUARY 28,
  2006 AND AUGUST 1, 2006, AND TO THE PROSPECTUSES FOR CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, CLASS Z SHARES, DAILY CLASS SHARES, SERVICE CLASS SHARES
                    AND MARSICO SHARES DATED AUGUST 1, 2006

1. The prospectuses for all referenced share classes of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Selling shares," the section that begins "We may sell your shares," is deleted in its entirety and replaced with the following:

          - ACCOUNTS BELOW $250 - We will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place initially in December 2006, and subsequently in the second quarter of each calendar year.

               We may also sell your shares if a financial institution or intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

          - MINIMUM BALANCE FEE - Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds

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               that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information.

               We reserve the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

          - EXCEPTIONS TO THE POLICY - The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

2. The prospectuses for Class A, Class B and Class C shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the table is amended by deleting the column under the heading "How much you can buy, sell or exchange" in the row entitled "Buying shares - In a lump sum" and replacing it with the following:

          MINIMUM INITIAL INVESTMENT:

          -    $2,500 for regular accounts

          - $1,000 for traditional and Roth IRAs, Coverdell Education Savings Accounts and retirement plan accounts

          -    no minimum for omnibus and wrap accounts

          MINIMUM ADDITIONAL INVESTMENT:

          -    $50 for all accounts

     Under the heading "Buying, selling and exchanging shares," the section entitled "Minimum initial investment" is deleted in its entirety and replaced with the following:

          The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

          There is no minimum initial investment for omnibus accounts or wrap accounts.

          For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan's investment rather than that of its individual participants.

     Under the heading "Buying, selling and exchanging shares," the section entitled "Minimum additional investment" is deleted in its entirety and replaced with the following:

          The minimum investment amount for additional purchases of Class A, Class B and Class C shares is $50.

     Under the heading "When you might not have to pay a sales charge - Front end sales charges," in the section entitled "What Accounts are Eligible for Breakpoint Discounts," the following is inserted above the paragraph that begins "For the purposes":


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          Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Market Class shares, Daily Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

     The foregoing does not affect any information regarding Class R shares of the Funds that may be disclosed in the same prospectus with information regarding Class A, Class B and Class C shares of the Funds.

3. The prospectuses for Class Z shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the section entitled "No minimum initial investment" is deleted in its entirety and replaced with the following:

          - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover; and

          - any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub- accounting performed in place of the Transfer Agent.

     Under the heading "Buying, selling and exchanging shares," the section entitled "$1,000 minimum initial investment" is revised to read "$2,500 minimum initial investment," and the following are inserted as the first two bullet points under the "$2,500 minimum initial investment" section heading:

          - any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

          - any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;

     Under the heading "Buying, selling and exchanging shares," the following is inserted as a new section:

          $1,000 MINIMUM INITIAL INVESTMENT

          - any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

4. The prospectuses for Daily Class shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the table is amended by deleting the column under the heading "How much you can buy, sell or exchange" in the row entitled "Buying shares - In a lump sum" and replacing it with the following:

          MINIMUM INITIAL INVESTMENT:

          -    $2,500 for regular accounts

          - $1,000 for traditional and Roth IRAs, Coverdell Education Savings Accounts and retirement plan accounts

          MINIMUM ADDITIONAL INVESTMENT:

          -    $50 for all accounts


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     Under the heading "Buying shares," the section entitled "Minimum initial investment" is deleted in its entirety and replaced with the following:

          The minimum initial investment for Daily Class shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

          There is no minimum initial investment for omnibus accounts or wrap accounts.

          For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan's investment rather than that of its individual participants.

5. The prospectuses for Service Class shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the third bullet point which begins "The minimum initial investment," is deleted in its entirety and replaced with the following:

          - The minimum initial investment amount is $2,500. The minimum additional investment amount is $50.

     Under the heading "Buying, selling and exchanging shares," the table is amended by deleting the column under the heading "How much you can buy, sell or exchange" in the row entitled "Buying shares - In a lump sum" and replacing it with the following:

          MINIMUM INITIAL INVESTMENT:

          -    $2,500

          MINIMUM ADDITIONAL INVESTMENT:

          -    $50

6. The prospectuses for G-Trust shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the following is added as the last sentence to the paragraph that begins "Subject to certain":

          The minimum initial investment amount for an existing shareholder opening a new account is $2,500, and the minimum amount for any additional investments thereafter is $50.

7. The prospectuses for Retail A shares of the Funds are hereby supplemented as follows. Effective December 4, 2006:

     Under the heading "Buying, selling and exchanging shares," the following is added as the second bullet point under the paragraph that begins "This prospectus offers":

          - The minimum initial investment amount for an existing shareholder opening a new account is $2,500, and the minimum amount for any additional investments thereafter is $50.


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